Accumulated other comprehensive income (Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	¥ 17,608,407	¥ 17,647,329	¥ 15,218,987
Other comprehensive income (loss) before reclassifications, net of taxes	66,147	(929,685)	1,001,390
Reclassifications, net of taxes	(26,482)	12,960	(15,019)
Other comprehensive income (loss), net of tax	39,665	(916,725)	986,371
Less - Other comprehensive income attributable to noncontrolling interests	(7,285)	49,948	(36,987)
Equity transaction with noncontrolling interests and other	13,347	5,709	6,679
Balances	18,183,076	17,608,407	17,647,329
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(499,055)	(136,090)	(516,538)
Other comprehensive income (loss) before reclassifications, net of taxes	(57,926)	(423,404)	404,352
Reclassifications, net of taxes		28,052
Other comprehensive income (loss), net of tax	(57,926)	(395,352)	404,352
Less - Other comprehensive income attributable to noncontrolling interests	5,499	32,387	(23,904)
Equity transaction with noncontrolling interests and other	(8,626)
Balances	(560,108)	(499,055)	(136,090)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	1,424,945	1,727,565	1,160,563
Other comprehensive income (loss) before reclassifications, net of taxes	41,134	(291,681)	596,417
Reclassifications, net of taxes	(36,855)	(20,511)	(18,714)
Other comprehensive income (loss), net of tax	4,279	(312,192)	577,703
Less - Other comprehensive income attributable to noncontrolling interests	(12,281)	9,572	(10,701)
Equity transaction with noncontrolling interests and other	9,060
Balances	1,426,003	1,424,945	1,727,565
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	(315,122)	(113,930)	(115,864)
Other comprehensive income (loss) before reclassifications, net of taxes	82,939	(214,600)	621
Reclassifications, net of taxes	10,373	5,419	3,695
Other comprehensive income (loss), net of tax	93,312	(209,181)	4,316
Less - Other comprehensive income attributable to noncontrolling interests	(503)	7,989	(2,382)
Equity transaction with noncontrolling interests and other	(2,660)
Balances	(224,973)	(315,122)	(113,930)
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances	610,768	1,477,545	528,161
Equity transaction with noncontrolling interests and other	(2,226)
Balances	¥ 640,922	¥ 610,768	¥ 1,477,545